Earning Per Share (Tables)	3 Months Ended
Mar. 31, 2015
Earnings Per Share (Tables) [Abstract]
Schedule of Earning per Share
	For the three months ended March 31,

	2015	2014
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$209,548	$205,462

Denominators:
Weighted average number of Ordinary shares outstanding	303,683,075	301,491,046
Potentially dilutive Ordinary shares	1,015,241	378,831
Total weighted average Ordinary shares outstanding assuming dilution	304,698,316	301,869,877

Basic earnings per share	$0.69	$0.68
Fully diluted earnings per share	$0.69	$0.68